Future operations and going concern	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Future operations and going concern

Note   2.                  Future operations and going concern

The Group recorded an income from operations in this reporting period and the accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern.

The Group recorded a net operating income of USD 2.6 million in the year ended December 31, 2022 and a net operating loss of USD 5.0 million in the year ended December 31, 2021, and had positive working capital of, respectively, USD 6.2 million and USD 0.5 million as at December 31, 2022 and 2021, both calculated as the difference between current assets and current liabilities. Based on the Group’s cash projections up to April 30, 2024, it has sufficient liquidity to fund operations. Historically, the Group has been dependent on financing from its parent, WISeKey International Holding Ltd, to augment the operating cash flow to cover its cash requirements.

Based on the foregoing, Management believe it is correct to present these figures on a going concern basis.

Note 2.      Future operations and going concern

The Group experienced a loss from operations in this reporting period. Although the Semiconductors Group does anticipate being able to generate profits in the near future, this cannot be predicted with any certainty. The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern.

The Group incurred a net operating loss of, respectively, USD 5.0 million and USD 8.6 million in the years ended December 31, 2021 and 2020, and had positive working capital of USD 0.5 million as at December 31, 2021 and negative working capital of USD -0.3 million as at December 31, 2020, both calculated as the difference between current assets and current liabilities. Based on the Group’s cash projections up to December 31, 2023, it has sufficient liquidity to fund operations. Historically, the Group has been dependent on financing from its parent, WISeKey International Holding Ltd, to augment the operating cash flow to cover its cash requirements.

Based on the foregoing, Management believe it is correct to present these figures on a going concern basis.

SEALS Corp
Future operations and going concern

2.           Future operations and going concern

The Group recorded a loss from operations in this reporting period and the accompanying condensed consolidated interim financial statements have been prepared assuming that the Group will continue as a going concern.

The Group incurred a net operating loss of USD 0.3 million in the six months ended June 30, 2023 and had positive working capital of USD 6.7 million as at June 30, 2023, calculated as the difference between current assets and current liabilities. Based on the Group’s cash projections up to September 30, 2024, SEALSQ has sufficient liquidity to fund operations.

We note that, historically, the Group has been dependent on financing from its parent, WISeKey International Holding Ltd, to augment the operating cash flow to cover its cash requirements.

Based on the foregoing, Management believe it is correct to present these figures on a going concern basis.